SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST (Details) (Parenthetical)	6 Months Ended
Jun. 30, 2021 shares
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Number of shares settled with sellers	145,039